Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Reconciliation of Effective and Nominal Tax Expense
The following table shows the reconciliation between the effective and nominal tax expense at the nominal standard French rate of 33.33% as of December 31, 2017 and 28.0% as of December 31, 2018 and 2019 (excluding additional contributions):

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
(Loss) before taxes	(147,692)	(166,061)	(153,042)
Theor e tical group tax rate	33,33%	28,00%	28,00%
Nominal tax expense	49,226	46,497	42,852
Increase/decrease in tax expense arising from:
Permanent differences	—	—	4,080 *
Research tax credit	3,110	3,089	2,736
Share-based compensation	(10,260)	(7,253)	(4,179)
Non - recognition of deferred tax assets related to tax losses	(41,453)	(54,205)	(45,260)
Non - recognition of deferred tax assets related to temporary differences	—	(324)	(294)
Other differences	(623)	12,196	(481)
Effective tax expenses	—	(15)	(545)
Effective tax rate	0,00%	0,01%	0,36%

*	For the years ended December 31, 2017 and 2018, the permanent differences were included in “Other differences.”